Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	16 Months Ended
	Jun. 17, 2024	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Oct. 31, 2025	Jul. 31, 2025	Oct. 31, 2025
C000249922 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value	$ 10,000	$ 10,237	$ 10,466	$ 10,695	$ 10,662		$ 11,147	$ 11,427
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Universal Index
Accumulated Value	10,000	10,188	10,242	10,255	10,501		10,596	10,908
Bloomberg U S Corporate High Yield 2 Issuer Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Accumulated Value	$ 10,000	$ 10,221	$ 10,499	$ 10,719	$ 10,678		$ 11,107	$ 11,355